Fair Value of Financial Assets and Liabilities-Sensitivity of level 3 instruments to changes in key assumptions of the input parameters for the valuation model (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 4,390,903	$ 2,719,900
Level 3
Fair Value of Financial Assets and Liabilities
Financial Assets	54,327	85,019
Sensitivity to changes in key assumptions of models	$ (443)	$ (1,431)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Financial assets held-for-trading | Level 3
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 8,012	$ 8,960
Sensitivity to changes in key assumptions of models	$ (26)	$ (176)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Financial assets available-for-sale | Level 3
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 46,315	$ 76,059
Sensitivity to changes in key assumptions of models	$ (417)	$ (1,255)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Other instruments issued in Chile | Financial assets held-for-trading | Level 3
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 8,012	$ 8,960
Sensitivity to changes in key assumptions of models	$ (26)	$ (176)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Other instruments issued in Chile | Financial assets available-for-sale | Level 3
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 46,265	$ 76,005
Sensitivity to changes in key assumptions of models	$ (417)	$ (1,255)
Reasonably possible change in risk assumption (as a percentage)	10.00%	10.00%
Instruments issued by foreign institutions | Financial assets available-for-sale | Level 3
Fair Value of Financial Assets and Liabilities
Financial Assets	$ 50	$ 54